Business Combinations	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
BUSINESS COMBINATIONS
14.	BUSINESS COMBINATIONS

14.1	Macro Agro SAU (formerly known as Comercio Interior SAU)
On May 18, 2023, the Bank acquired from Inversora Juramento SA, 100% of the capital stock and votes of Macro Agro SAU (formerly known as Comercio Interior SAU), a company engaged in the grain brokerage business.
The Special Shareholders’ Meeting held on October 6, 2023 deemed it appropriate and approved the change of its corporate name to “Macro Agro S.A.U.” and, consequently, subject to the authorization of the Business Associations Regulatory Agency of the Province of Santa Fe (IGPJ, for its acronym in Spanish), proposed the amendment of section 1 of the by-laws.
On October 27, 2023, the proceedings were filed with the IGPJ. Additionally, on March 5, 2024, the Bank was notified of the resolution of the IGPJ, which approved the reform of the by-laws
with the name of Macro Agro SAU.
Assets acquired and liabilities assumed
The fair value of the assets identified and liabilities assumed as of the acquisition date is as follows:

Composition	Fair value recognized on acquisition
Assets
Cash and deposits in banks	136,878
Debt securities at fair value through profit or loss	2,825,884
Loans and other financing	395,457
Financial assets delivered as guarantee	5,441,660
Other financial assets	21,178,790
Property, plant and equipment	382,408
Intangible assets	85,009
Other non-financial assets	314,156

30,760,242

Liabilities
Other financial liabilities	20,985,968
Provisions	59,200
Current income tax liabilities	356,625
Deferred income tax liabilities	421,410
Other non-financial liabilities	5,833,124

27,656,327

Net assets acquired at fair value	3,103,915

The goodwill generated by the acquisition of Macro Agro SAU (formerly known as Comercio Interior SAU) amounted to 164,496 (not restated).
In accordance with the share purchase contract, the transaction price was set at USD 5,218,800, which will be paid in variable annual installments using the proceeds from the dividends of Macro Agro SAU (formerly known as Comercio Interior SAU). Thus, the Bank assigns 100% of the rights over the dividends in favor of the seller, up to the full payment of the purchase price. Each installment will become due within fifteen days as from the Shareholders’ Meeting approval of the Financial Statements of Macro Agro SAU (formerly known as Comercio Interior SAU), starting the first installment in 2024.
To measure the liabilities arising from this transaction the Bank estimated the company’s future income, discounting them at its own business rate. As a consequence, at the acquisition date, the liability amounted to USD 2,973,375.
On September 29, 2023, Macro Agro SAU (formerly known as Comercio Interior SAU) distributed cash dividends amounting to 440,000 (not restated). Those dividends were received by Banco Macro SA on October 2, 2023. As a consequence of what was explained in the previous paragraphs, those dividends were used to pay the liability arising from the purchase, which decreased by USD 558,651.70.

On March 12, 2024, Macro Agro SAU (formerly known as Comercio Interior SAU) distributed cash dividends amounting to 450,669 (not restated), which were received by Banco Macro SA on March 13, 2024. As a consequence of what was explained in the previous paragraphs, those dividends were used to pay the liability arising from the purchase, which decreased by USD 430,639.40.
On April 23, 2025, Macro Agro SAU (formerly known as Comercio Interior SAU) distributed cash dividends amounting to 710,000 (not restated), which were received by Banco Macro SA on May 5, 2025. As a consequence of what was explained in the previous paragraphs, those dividends were used to pay the liability arising from the purchase, which decreased by USD 598,534.85.
Finally, on August 21, 2025, Macro Agro SAU (formerly known as Comercio Interior SAU) distributed cash dividends amounting to 544,000 (not restated), which were received by Banco Macro SA on August 27, 2025. As a consequence of what was explained in the previous paragraphs, those dividends were used to pay the liability arising from the purchase, which decreased by USD 398,610.72.

14.2	Banco BMA SAU (formerly known as Banco Itaú Argentina SA) and its subsidiaries
On August 23, 2023, Banco Macro SA entered into a stock purchase agreement with Itaú Unibanco Holding SA, through its affiliates Itaú Unibanco SA, Banco Itaú BBA SA and Itaú Consultoria de Valores Mobiliários e Participações SA (collectively, “Itaú”), pursuant to which, subject to certain conditions (substantially the approval of the transaction by the BCRA), the Bank would acquire from Itaú the shares representing 100% of the capital stock and votes of Banco Itaú Argentina SA, Itaú Asset Management SA and Itaú Valores SA.
On November 2, 2023, the Board of Directors of the BCRA authorized the abovementioned purchase, as per the following breakdown:

•
Banco Itaú Argentina SA:
100% of the capital stock and votes of Banco Itaú Argentina SA were acquired, represented by 729,166,165 ordinary shares and 14,565,089 preferred shares, out of which: (i) 721,697,119 ordinary shares and 14,565,089 preferred shares representing 98.995733% of capital stock were acquired from Itaú Unibanco SA and (ii) 7,469,046 ordinary shares representing 1.004267% of capital stock were acquired from Itaú BBA SA.

•
Itaú Asset Management SA:
11,950 shares representing 13.00% of the capital stock of Itaú Asset Management SA were directly acquired from Itaú Unibanco SA, and indirectly, 80,000 shares, which represent 87.00% of the capital stock of Itaú Asset Management SA through the acquisition of Banco Itaú Argentina SA.

•
Itaú Valores SA:
6,814,535 shares representing 13.00% of the capital stock and votes of Itaú Valores SA were directly acquired from Itaú Consultoria de Valores Mobiliários e Participações SA; and indirectly, 45,604,965 shares, representing 87.00% of the capital stock and votes of Itaú Valores SA, through the acquisition of Banco Itaú Argentina SA.

The price of this transaction was established at USD 50,000,000, which was set at the time of the agreement and paid on November 3, 2023, and an additional amount resulting from the adjustment of the result obtained by Banco BMA SAU (formerly known as Banco Itaú Argentina SA), BMA Asset Management SGFCISA (formerly known as Itaú Asset Management SA) and BMA Valores SA (formerly known as Itaú Valores SA) between April 1, 2023 and the closing date established in the purchase contract, which was agreed between the parties in May 2024 for an amount of USD 7,564,706. The difference between such additional amount and the estimated additional amount at the acquisition date for an amount of 15,154,693 was recorded in comparative information for prior year, presented in lines “Other non-financial
liabilities” and “(Loss) / income from associates and joint ventures” in accordance with IFRS 3, as it is explained in section “Comparative information” of the Note 3.
Through Communiqué “C” 99120, the BCRA informed that according to the authorization gave in due time through Resolution No. 352 of the Board of Directors dated October 31, 2024, on November 19, 2024, Banco Macro SA performed the merger by absorption of Banco BMA SAU. This merger had in turn been resolved by the Shareholders’ Meeting held on May 6, 2024, with effect as from January 1, 2024, also approved by the National Securities Commission (CNV, for its acronym in Spanish) on November 6, 2024, and registered in the Public Registry on November 14, 2024. Therefore, since November 19, 2024, the authorization of Banco BMA SAU to operate as a commercial bank was revoked, and its buildings were incorporated to Banco Macro SA as branches.